Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Leonardo SpA	387,737	$4,538,113

Auto Components — 1.1%
Pirelli & C SpA(a)	602,392	3,420,618

Automobiles — 9.0%
Ferrari NV	85,970	14,540,869
Fiat Chrysler Automobiles NV	888,106	13,141,212

		27,682,081

Banks — 21.9%
FinecoBank Banca Fineco SpA	409,786	5,087,608
Intesa Sanpaolo SpA	12,479,116	31,653,676
Mediobanca Banca di Credito Finanziario SpA	708,581	7,930,008
UniCredit SpA	1,632,064	22,605,497

		67,276,789

Beverages — 2.0%
Davide Campari-Milano SpA	680,451	6,215,949

Diversified Financial Services — 3.0%
EXOR NV	120,565	9,231,007

Diversified Telecommunication Services — 2.3%
Telecom Italia SpA/Milano(b)	11,055,046	6,925,958

Electric Utilities — 20.4%
Enel SpA	7,029,796	53,141,232
Terna Rete Elettrica Nazionale SpA	1,511,226	9,714,402

		62,855,634

Electrical Equipment — 2.2%
Prysmian SpA	291,218	6,643,498

Energy Equipment & Services — 1.9%
Tenaris SA	555,906	5,916,117

Gas Utilities — 3.5%
Snam SpA	2,172,430	10,807,692

Insurance — 6.8%
Assicurazioni Generali SpA	671,226	13,713,941
Poste Italiane SpA(a)	614,278	7,172,640

		20,886,581

Machinery — 3.7%
CNH Industrial NV	1,070,035	11,477,298

Security	Shares	Value

Oil, Gas & Consumable Fuels — 10.5%
Eni SpA	2,139,606	$32,353,111

Pharmaceuticals — 1.8%
Recordati SpA	130,746	5,488,193

Textiles, Apparel & Luxury Goods — 2.8%
Moncler SpA	199,580	8,751,665

Transportation Infrastructure — 3.6%
Atlantia SpA	505,764	11,220,029

Total Common Stocks — 98.0% (Cost: $332,717,900)		301,690,333

Preferred Stocks

Diversified Telecommunication Services — 1.7%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,378,986	5,164,418

Total Preferred Stocks — 1.7% (Cost: $6,206,230)		5,164,418

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	292,000	292,000

Total Short-Term Investments — 0.1% (Cost: $292,000)		292,000

Total Investments in Securities — 99.8% (Cost: $339,216,130)		307,146,751

Other Assets, Less Liabilities — 0.2%		672,874

Net Assets — 100.0%		$307,819,625

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	103,000	189,000	292,000	$292,000	$663	$—	$—

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Italy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	5	12/20/19	$642	$(4,142)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$301,690,333	$—	$—	$301,690,333
Preferred Stocks	5,164,418	—	—	5,164,418
Money Market Funds	292,000	—	—	292,000

	$307,146,751	$—	$—	$307,146,751

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,142)	$—	$—	$(4,142)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2